Distribution Date:	04/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	130,679,404.68	39,853,269.78	399,617.62	0.00	0.00	40,252,887.40	90,826,134.90	48.48%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	307,498,000.00	0.00	1,008,132.19	0.00	0.00	1,008,132.19	307,498,000.00	48.48%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	7,136,336.32	2,713,951.04	21,747.98	0.00	0.00	2,735,699.02	4,422,385.28	48.48%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00	37.43%	23.62%
B	46643ABK8	4.631040%	62,698,000.00	62,698,000.00	0.00	241,964.11	0.00	0.00	241,964.11	62,698,000.00	29.41%	19.00%
C	46643ABL6	4.631040%	52,531,000.00	52,531,000.00	0.00	202,727.62	0.00	0.00	202,727.62	52,531,000.00	22.69%	15.12%
D	46643AAG8	4.131040%	96,588,000.00	96,588,000.00	0.00	332,507.39	0.00	0.00	332,507.39	96,588,000.00	10.33%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	85,507.27	0.00	0.00	85,507.27	30,502,000.00	6.43%	5.75%
F	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	42,753.64	0.00	0.00	42,753.64	15,251,000.00	4.48%	4.62%
NR*	46643AAN3	3.364000%	62,697,834.00	35,026,102.18	0.00	28,977.07	0.00	0.00	28,977.07	35,026,102.18	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	0.00	49,706.02	0.00	0.00	49,706.02	12,257,000.00	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	836,588,843.18	42,567,220.82	2,716,233.14	0.00	0.00	45,283,453.96	794,021,622.36

X-A	46643ABG7	0.722128%	1,035,364,000.00	531,735,741.00	0.00	319,984.43	0.00	0.00	319,984.43	489,168,520.18
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.267040%	30,502,000.00	30,502,000.00	0.00	32,206.04	0.00	0.00	32,206.04	30,502,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	46643AAC7	1.267040%	15,251,000.00	15,251,000.00	0.00	16,103.02	0.00	0.00	16,103.02	15,251,000.00
X-E	46643AAE3	1.267040%	62,697,834.00	35,026,102.18	0.00	36,982.89	0.00	0.00	36,982.89	35,026,102.18
Notional SubTotal			1,240,402,834.00	709,102,843.18	0.00	445,521.38	0.00	0.00	445,521.38	666,535,622.36

Deal Distribution Total					42,567,220.82	3,161,754.52	0.00	0.00	45,728,975.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	556.08257311	169.58838204	1.70050051	0.00000000	0.00000000	0.00000000	0.00000000	171.28888255	386.49419106
A-5	46643ABE2	1,000.00000000	0.00000000	3.27849999	0.00000000	0.00000000	0.00000000	0.00000000	3.27849999	1,000.00000000
A-SB	46643ABF9	89.96213499	34.21262940	0.27415954	0.00000000	0.00000000	0.00000000	0.00000000	34.48678895	55.74950558
A-S	46643ABJ1	1,000.00000000	0.00000000	3.50133334	0.00000000	0.00000000	0.00000000	0.00000000	3.50133334	1,000.00000000
B	46643ABK8	1,000.00000000	0.00000000	3.85919981	0.00000000	0.00000000	0.00000000	0.00000000	3.85919981	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.85919971	0.00000000	0.00000000	0.00000000	0.00000000	3.85919971	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	3.44253313	0.00000000	0.00000000	0.00000000	0.00000000	3.44253313	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	2.80333322	0.00000000	0.00000000	0.00000000	0.00000000	2.80333322	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	2.80333355	0.00000000	0.00000000	0.00000000	0.00000000	2.80333355	1,000.00000000
NR	46643AAN3	558.64931761	0.00000000	0.46217019	1.10391006	36.83208929	0.00000000	0.00000000	0.46217019	558.64931761
UH5	46643AAQ6	1,000.00000000	0.00000000	4.05531696	0.00000000	0.00000000	0.00000000	0.00000000	4.05531696	1,000.00000000
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	513.57371997	0.00000000	0.30905501	0.00000000	0.00000000	0.00000000	0.00000000	0.30905501	472.46042955
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	1.05586650	0.00000000	0.00000000	0.00000000	0.00000000	1.05586650	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	1.05586650	0.00000000	0.00000000	0.00000000	0.00000000	1.05586650	1,000.00000000
X-E	46643AAE3	558.64931761	0.00000000	0.58985913	0.00000000	0.00000000	0.00000000	0.00000000	0.58985913	558.64931761

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/24 - 03/30/24	30	0.00	399,617.62	0.00	399,617.62	0.00	0.00	0.00	399,617.62	0.00
A-5	03/01/24 - 03/30/24	30	0.00	1,008,132.19	0.00	1,008,132.19	0.00	0.00	0.00	1,008,132.19	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	21,747.98	0.00	21,747.98	0.00	0.00	0.00	21,747.98	0.00
A-S	03/01/24 - 03/30/24	30	0.00	302,592.23	0.00	302,592.23	0.00	0.00	0.00	302,592.23	0.00
B	03/01/24 - 03/30/24	30	0.00	241,964.11	0.00	241,964.11	0.00	0.00	0.00	241,964.11	0.00
C	03/01/24 - 03/30/24	30	0.00	202,727.62	0.00	202,727.62	0.00	0.00	0.00	202,727.62	0.00
D	03/01/24 - 03/30/24	30	0.00	332,507.39	0.00	332,507.39	0.00	0.00	0.00	332,507.39	0.00
E	03/01/24 - 03/30/24	30	0.00	85,507.27	0.00	85,507.27	0.00	0.00	0.00	85,507.27	0.00
F	03/01/24 - 03/30/24	30	0.00	42,753.64	0.00	42,753.64	0.00	0.00	0.00	42,753.64	0.00
NR	03/01/24 - 03/30/24	30	2,240,079.45	98,189.84	0.00	98,189.84	69,212.77	0.00	0.00	28,977.07	2,309,292.22
UH5	03/01/24 - 03/31/24	31	0.00	49,706.02	0.00	49,706.02	0.00	0.00	0.00	49,706.02	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/24 - 03/30/24	30	0.00	319,984.43	0.00	319,984.43	0.00	0.00	0.00	319,984.43	0.00
X-B	03/01/24 - 03/30/24	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	03/01/24 - 03/30/24	30	0.00	32,206.04	0.00	32,206.04	0.00	0.00	0.00	32,206.04	0.00
X-D	03/01/24 - 03/30/24	30	0.00	16,103.02	0.00	16,103.02	0.00	0.00	0.00	16,103.02	0.00
X-E	03/01/24 - 03/30/24	30	0.00	36,982.89	0.00	36,982.89	0.00	0.00	0.00	36,982.89	0.00
Totals			2,240,079.45	3,230,967.29	0.00	3,230,967.29	69,212.77	0.00	0.00	3,161,754.52	2,309,292.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.631040%	62,698,000.00	62,698,000.00	0.00	241,964.11	0.00	0.00	241,964.11	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.631040%	52,531,000.00	52,531,000.00	0.00	202,727.62	0.00	0.00	202,727.62	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	201,651,000.00	0.00	747,283.96	0.00	0.00	747,283.96	201,651,000.00

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	45,728,975.34
Gain-on-Sale Proceeds Reserve Account Beginning Balance	0.00
Gain-on-Sale Proceeds Reserve Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,241,723.68	Master Servicing Fee	6,685.06
Interest Reductions due to Nonrecoverability Determination	(35,860.83)	Certificate Administrator Fee	2,167.31
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	360.20
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	1,296.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,205,862.85	Total Fees	10,719.27

Principal		Expenses/Reimbursements
Scheduled Principal	28,167,680.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,431.59
Principal Prepayments	14,399,540.65	Special Servicing Fees (Monthly)	24,957.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	42,567,220.82	Total Expenses/Reimbursements	33,389.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,161,754.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	42,567,220.82
Gain-on-Sale Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	45,728,975.34
Total Funds Collected	45,773,083.67	Total Funds Distributed	45,773,083.67

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	824,331,843.18	824,331,843.18	Beginning Certificate Balance	836,588,843.18
(-) Scheduled Principal Collections	28,167,680.17	28,167,680.17	(-) Principal Distributions	42,567,220.82
(-) Unscheduled Principal Collections	14,399,540.65	14,399,540.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	781,764,622.36	781,764,622.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	825,111,444.11	825,111,444.11	Ending Certificate Balance	794,021,622.36
Ending Actual Collateral Balance	782,567,651.43	782,567,651.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,135,102.22	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,135,102.22	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP
	9,999,999 or less	12	46,158,451.21	5.90%	9	4.7015	1.354653	1.35 or less	12	332,959,868.48	42.59%	4	4.6330	1.044760
10,000,000 to 19,999,999		2	30,245,993.22	3.87%	5	4.5822	1.940106	1.36 to 1.45	1	48,000,000.00	6.14%	5	4.3430	1.388700
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		9	339,538,017.70	43.43%	5	4.4167	1.673697	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	200,636,594.87	25.66%	4	4.5085	2.455219	1.66 to 1.80	2	13,956,704.30	1.79%	5	4.6004	1.680779
	Totals	43	781,764,622.36	100.00%	5	4.4855	1.867641	1.81 to 2.00	1	3,172,359.16	0.41%	5	4.7900	1.937600
								2.01 or greater	9	218,490,125.06	27.95%	6	4.2535	3.377608
								Totals	43	781,764,622.36	100.00%	5	4.4855	1.867641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	165,185,565.36	21.13%	3	4.5208	NAP	West Virginia	1	3,992,616.48	0.51%	4	4.7000	0.387400
Alabama	1	95,536.17	0.01%	65	4.7200	3.760200	Totals	77	781,764,622.36	100.00%	5	4.4855	1.867641
California	5	137,213,828.37	17.55%	4	4.5312	1.056681
									Property Type³
Colorado	2	18,368,445.95	2.35%	5	4.5831	1.519175
Connecticut	1	477,680.78	0.06%	65	4.7200	3.760200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	8,622,119.14	1.10%	4	4.8300	(0.137900)		Properties	Balance	Agg. Bal.			DSCR¹
Florida	1	83,328.72	0.01%	65	4.7200	3.760200	Defeased	29	165,185,565.36	21.13%	3	4.5208	NAP
Georgia	2	2,739,913.68	0.35%	6	4.5755	3.301719	Industrial	1	3,172,359.16	0.41%	5	4.7900	1.937600
Indiana	1	106,151.26	0.01%	65	4.7200	3.760200	Lodging	7	74,875,954.47	9.58%	4	4.6428	1.141843
Kentucky	1	233,532.80	0.03%	65	4.7200	3.760200	Mixed Use	1	95,636,594.87	12.23%	4	4.5700	1.223500
Louisiana	1	90,228.63	0.01%	65	4.7200	3.760200	Multi-Family	2	30,245,993.22	3.87%	5	4.5822	1.940106
Maine	1	65,813.81	0.01%	65	4.7200	3.760200	Office	4	189,974,700.06	24.30%	4	4.6069	2.420746
Michigan	1	25,267,588.95	3.23%	4	4.3100	1.279000	Other	1	48,000,000.00	6.14%	5	4.3430	1.388700
Minnesota	1	3,172,359.16	0.41%	5	4.7900	1.937600	Retail	8	163,308,654.27	20.89%	5	4.1894	2.162429
Mississippi	1	222,917.71	0.03%	65	4.7200	3.760200	Self Storage	24	11,364,800.95	1.45%	22	4.7093	3.087014
Nevada	2	15,400,023.37	1.97%	5	4.6300	1.299100	Totals	77	781,764,622.36	100.00%	5	4.4855	1.867641
New Mexico	2	2,919,526.36	0.37%	9	4.7569	3.085015
New York	2	200,636,594.87	25.66%	4	4.5085	2.455219
Ohio	4	27,539,359.98	3.52%	5	4.6375	1.552392
Oklahoma	1	103,497.54	0.01%	65	4.7200	3.760200
Pennsylvania	3	554,640.50	0.07%	65	4.7200	3.760200
South Carolina	1	6,150,319.34	0.79%	4	4.5900	1.358200
Tennessee	3	31,057,648.88	3.97%	4	5.0207	1.237481
Texas	7	82,801,899.47	10.59%	6	3.8641	3.438847
Washington	2	48,663,485.09	6.22%	5	4.6373	1.187510

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP
	4.40000% or less	4	153,267,588.95	19.61%	5	4.0712	2.459377	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	7	241,976,688.18	30.95%	4	4.5196	2.358348	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	12	184,853,722.82	23.65%	5	4.6490	1.121733	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	8,622,119.14	1.10%	4	4.8300	(0.137900)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	27,858,937.91	3.56%	4	5.0675	1.016700	49 months or greater	25	616,579,057.00	78.87%	5	4.4760	1.917191
	Totals	43	781,764,622.36	100.00%	5	4.4855	1.867641	Totals	43	781,764,622.36	100.00%	5	4.4855	1.867641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP
	60 months or less	24	613,234,760.65	78.44%	4	4.4747	1.907140	Interest Only	5	276,750,000.00	35.40%	5	4.2837	2.667619
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	14,209,782.66	1.82%	4	4.6703	0.384735
	Totals	42	778,420,326.01	99.57%	4	4.4845	1.859510	240 to 299 months	14	226,638,383.12	28.99%	4	4.6555	1.362446
								300 to 359 months	1	95,636,594.87	12.23%	4	4.5700	1.223500
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	778,420,326.01	99.57%	4	4.4845	1.859510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	165,185,565.36	21.13%	3	4.5208	NAP	120 months or less	1	3,344,296.35	0.43%	65	4.7200	3.760200
Underwriter's Information		1	40,000,000.00	5.12%	6	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	532,829,057.00	68.16%	5	4.5110	1.933936	Totals	1	3,344,296.35	0.43%	65	4.7200	3.760200
	13 to 24 months	1	43,750,000.00	5.60%	4	4.6380	0.412400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	781,764,622.36	100.00%	5	4.4855	1.867641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	402,580.21	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	04/01/24
2	883100292	MU	New York	NY	Actual/360	4.570%	376,823.63	118,687.50	0.00	N/A	08/11/24	--	95,755,282.37	95,636,594.87	04/11/24
4	302581004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	04/01/24
4A	302591004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	04/01/24
5	302581005	OF	Richland	WA	Actual/360	4.637%	194,071.78	109,694.41	0.00	N/A	09/01/24	--	48,603,337.42	48,493,643.01	04/01/24
7	302581007	98	San Diego	CA	Actual/360	4.343%	179,510.67	0.00	0.00	09/01/24	09/01/35	--	48,000,000.00	48,000,000.00	04/01/24
8	302511002	LO	Various	Various	Actual/360	4.130%	147,140.35	71,082.77	0.00	N/A	09/01/24	06/01/24	41,373,525.50	41,302,442.73	04/01/24
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	03/06/24
12	302581012	LO	Various	Various	Actual/360	4.630%	124,778.77	70,707.98	0.00	N/A	09/05/24	--	31,296,841.89	31,226,133.91	04/05/24
13	302581013	LO	Mountain View	CA	Actual/360	4.640%	139,832.78	55,366.48	0.00	N/A	07/01/24	--	34,997,080.40	34,941,713.92	04/01/24
16	302581016	OF	Memphis	TN	Actual/360	5.067%	121,772.62	47,005.18	0.00	N/A	08/01/24	--	27,905,943.09	27,858,937.91	04/01/24
17	883100265	RT	Northville	MI	Actual/360	4.310%	93,934.90	42,316.27	0.00	N/A	08/06/24	--	25,309,905.22	25,267,588.95	04/06/24
18	302581018	MF	Ada	MI	Actual/360	4.570%	93,525.69	43,382.92	0.00	N/A	06/05/24	--	23,765,968.02	23,722,585.10	04/05/24
19	302581019	SS	Various	Various	Actual/360	4.720%	14,236.22	158,328.17	0.00	N/A	09/01/29	--	3,502,624.52	3,344,296.35	04/01/24
20	302581020	MF	Perrysburg	OH	Actual/360	4.600%	77,327.66	35,454.10	0.00	N/A	09/05/24	--	19,521,708.25	19,486,254.15	04/05/24
23	302581023	MF	Davison	MI	Actual/360	4.880%	57,507.90	46,463.68	0.00	N/A	09/05/24	06/05/24	13,685,116.91	13,638,653.23	04/05/24
24	302581024	MF	Various	TX	Actual/360	4.440%	52,146.86	31,875.26	0.00	N/A	08/05/24	--	13,639,107.75	13,607,232.49	04/05/24
25	623100125	MF	Randallstown	MD	Actual/360	4.720%	58,617.49	14,422,018.29	0.00	N/A	07/06/24	--	14,422,018.29	0.00	04/06/24
26	623100127	MF	Gwynn Oak	MD	Actual/360	4.700%	57,286.03	14,154,407.54	0.00	N/A	04/06/24	--	14,154,407.54	0.00	04/06/24
27	302581027	MF	Various	NH	Actual/360	4.520%	47,170.39	27,995.01	0.00	N/A	05/05/24	--	12,119,140.62	12,091,145.61	04/05/24
30	302581030	MF	Boulder	CO	Actual/360	4.550%	42,237.38	20,450.86	0.00	N/A	09/05/24	--	10,780,189.93	10,759,739.07	04/05/24
31	302581031	MH	Lake Worth	FL	Actual/360	4.500%	36,548.48	21,720.33	0.00	N/A	07/01/24	--	9,431,866.68	9,410,146.35	04/01/24
34	883100283	OF	Dover	DE	Actual/360	4.830%	0.00	0.00	0.00	N/A	08/06/24	--	8,622,119.14	8,622,119.14	12/06/19
36	623100133	MH	Various	Various	Actual/360	5.230%	32,697.15	15,071.57	0.00	N/A	05/06/24	--	7,260,206.55	7,245,134.98	04/06/24
37	302581037	OF	Creve Coeur	MO	Actual/360	4.350%	23,231.60	12,610.85	0.00	N/A	09/05/24	06/05/24	6,201,983.95	6,189,373.10	04/05/24
38	302581038	RT	Florence	SC	Actual/360	4.590%	24,357.07	12,126.27	0.00	N/A	08/05/24	--	6,162,445.61	6,150,319.34	04/05/24
39	623100124	MF	Baltimore	MD	Actual/360	4.690%	26,534.62	6,570,233.26	0.00	N/A	04/06/24	--	6,570,233.26	0.00	04/06/24
42	623100132	IN	Knoxville	TN	Actual/360	4.700%	20,417.79	17,587.64	0.00	N/A	08/06/24	05/06/24	5,044,888.57	5,027,300.93	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	302581044	LO	St Clairsville	OH	Actual/360	4.700%	19,135.98	12,686.48	0.00	N/A	08/05/24	--	4,728,176.64	4,715,490.16	07/05/22
45	883100294	MU	Austin	TX	Actual/360	4.503%	17,490.84	10,385.02	0.00	N/A	09/06/24	06/06/24	4,511,258.41	4,500,873.39	04/06/24
46	623100129	LO	Daytona Beach	FL	Actual/360	4.803%	18,455.93	9,885.79	0.00	N/A	05/06/24	--	4,462,355.91	4,452,470.12	04/06/24
47	623100140	MH	Louisville	KY	Actual/360	4.630%	17,403.35	9,861.91	0.00	N/A	06/06/24	--	4,365,085.45	4,355,223.54	04/06/24
48	883100270	MF	Chattanooga	TN	Actual/360	4.430%	17,506.41	8,625.39	0.00	N/A	08/06/24	--	4,589,170.46	4,580,545.07	04/06/24
49	883100285	RT	Laguna Niguel	CA	Actual/360	4.420%	8,888.17	30,527.02	0.00	N/A	09/06/24	--	2,335,237.81	2,304,710.79	04/06/24
50	623100128	MH	Various	Various	Actual/360	5.070%	17,462.65	8,510.53	0.00	N/A	05/06/24	--	3,999,843.44	3,991,332.91	04/06/24
51	302581051	LO	Triadelphia	WV	Actual/360	4.700%	16,202.48	10,741.67	0.00	N/A	08/05/24	--	4,003,358.15	3,992,616.48	11/05/23
52	623100136	RT	Mebane	NC	Actual/360	4.650%	14,777.14	8,313.08	0.00	N/A	09/06/24	06/06/24	3,690,441.68	3,682,128.60	04/06/24
53	302581053	RT	Cuyahoga Falls	OH	Actual/360	4.770%	13,177.14	11,101.76	0.00	N/A	08/05/24	--	3,208,066.99	3,196,965.23	04/05/24
54	883100260	MF	Chattanooga	TN	Actual/360	4.490%	13,812.24	6,684.46	0.00	N/A	07/06/24	--	3,572,387.58	3,565,703.12	04/06/24
56	623100138	IN	Rochester	MN	Actual/360	4.790%	13,109.92	6,018.31	0.00	N/A	09/06/24	--	3,178,377.47	3,172,359.16	04/06/24
57	623100126	MF	Parkville	MD	Actual/360	4.690%	13,435.25	3,326,700.50	0.00	N/A	04/06/24	--	3,326,700.50	0.00	04/06/24
58	883100273	SS	Nashville	TN	Actual/360	4.610%	12,309.58	5,653.90	0.00	N/A	08/06/24	--	3,100,867.33	3,095,213.43	04/06/24
59	302581059	SS	Santa Fe	NM	Actual/360	4.760%	11,077.80	6,025.90	0.00	N/A	08/05/24	--	2,702,634.55	2,696,608.65	04/05/24
60	623100130	RT	Atlanta	GA	Actual/360	4.570%	10,409.34	6,065.67	0.00	N/A	08/01/24	--	2,645,135.63	2,639,069.96	04/01/24
61	623100123	MF	Parkville	MD	Actual/360	4.690%	11,998.42	2,970,928.19	0.00	N/A	04/06/24	--	2,970,928.19	0.00	04/06/24
63	302581063	SS	Dallas	TX	Actual/360	4.770%	9,174.61	4,942.44	0.00	N/A	09/05/24	--	2,233,624.96	2,228,682.52	04/05/24
64	623100137	MF	Selma	AL	Actual/360	5.250%	9,137.12	5,193.71	0.00	N/A	06/06/24	--	2,021,113.10	2,015,919.39	04/06/24
65	623100141	MH	Various	IN	Actual/360	5.150%	8,031.89	3,782.75	0.00	N/A	09/06/24	06/06/24	1,811,137.45	1,807,354.70	04/06/24
Totals							3,156,044.95	42,567,220.82	0.00				824,331,843.18	781,764,622.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,617,116.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,480,520.50	13,863,274.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	40,366,361.30	29,590,353.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,721,541.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,935,256.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	1,116,440.00	01/01/23	03/31/23	04/11/24	0.00	0.00	174,447.66	174,447.66	0.00	0.00
12	3,739,395.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,497,468.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,679,683.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,277,423.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	7,987,681.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,896,005.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,271,796.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	(165,205.00)	(22,980.97)	01/01/23	06/30/23	01/11/24	6,558,720.57	658,074.53	0.00	0.00	373,827.07	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	744,891.00	686,523.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	(104,555.00)	(162,306.03)	01/01/23	09/30/23	12/11/23	2,111,379.05	138,339.08	23,113.60	552,979.43	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	547,273.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	9,763.00	73,085.00	01/01/23	09/30/23	12/11/23	0.00	23,696.89	26,674.91	133,488.47	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	601,326.50	425,310.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	497,964.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	684,527.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	629,678.24	0.00	--	--	--	0.00	0.00	0.00	0.00	1,370.48	0.00
60	665,327.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	358,858.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	119,940,100.92	45,569,699.13				8,670,099.62	820,110.50	224,236.17	860,915.56	375,197.55	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	623100125	14,399,540.65	Payoff Prior to Maturity	0.00	0.00
Totals		14,399,540.65		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	3	17,330,225.78	0	0.00	3	17,330,225.78	0	0.00	0	0.00	1	14,399,540.65	4.485488%	4.420148%	5
03/15/24	0	0.00	0	0.00	3	17,353,653.93	0	0.00	3	17,353,653.93	0	0.00	0	0.00	0	0.00	4.496647%	4.434080%	5
02/16/24	0	0.00	1	4,015,100.68	2	13,364,164.33	0	0.00	3	17,379,265.01	0	0.00	0	0.00	0	0.00	4.496847%	4.434300%	6
01/18/24	1	4,025,751.72	0	0.00	2	13,376,743.77	0	0.00	3	17,402,495.49	0	0.00	0	0.00	0	0.00	4.497026%	4.434500%	7
12/15/23	0	0.00	0	0.00	2	13,389,272.50	0	0.00	3	17,425,632.32	0	0.00	0	0.00	0	0.00	4.497203%	4.434698%	8
11/17/23	0	0.00	0	0.00	2	13,402,372.30	1	4,780,253.16	2	12,669,570.59	0	0.00	0	0.00	0	0.00	4.497389%	4.463925%	9
10/17/23	0	0.00	0	0.00	2	13,414,797.72	1	4,792,678.58	2	12,680,091.23	0	0.00	0	0.00	0	0.00	4.497564%	4.464114%	10
09/15/23	0	0.00	0	0.00	3	57,177,797.94	1	4,805,678.80	2	12,691,098.54	0	0.00	0	0.00	1	30,673,076.95	4.497747%	4.464313%	11
08/17/23	0	0.00	0	0.00	4	61,269,534.14	1	4,818,001.74	2	12,701,532.40	0	0.00	0	0.00	0	0.00	4.467335%	4.435317%	14
07/17/23	0	0.00	0	0.00	4	61,292,199.20	1	4,830,275.00	2	12,711,924.20	0	0.00	0	0.00	0	0.00	4.467535%	4.435529%	15
06/16/23	0	0.00	0	0.00	4	61,315,935.86	1	4,843,128.54	2	12,722,807.32	0	0.00	0	0.00	0	0.00	4.467746%	4.435752%	16
05/17/23	0	0.00	0	0.00	4	61,338,413.88	1	4,855,300.52	2	12,733,113.36	0	0.00	0	0.00	0	0.00	4.467943%	4.435960%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	302581009	03/06/24	0	B	174,447.66	174,447.66	0.00	43,750,000.00	08/31/20	13
34	883100283	12/06/19	51	6	0.00	0.00	669,562.62	9,107,712.70	10/25/19	7			08/05/21
44	302581044	07/05/22	20	6	23,113.60	552,979.43	318,924.53	4,978,090.35	07/16/20	7			08/10/23
51	302581051	11/05/23	4	6	26,674.91	133,488.47	0.00	4,047,451.45	08/06/20	7			03/31/23
Totals					224,236.17	860,915.56	988,487.15	61,883,254.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		730,420,326	713,090,100	0		17,330,226
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		51,344,296	51,344,296	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	781,764,622	764,434,397	0	0	0	17,330,226
Mar-24	824,331,843	806,978,189	0	0	0	17,353,654
Feb-24	825,655,606	808,276,341	0	0	0	17,379,265
Jan-24	826,833,373	809,430,877	0	0	0	17,402,495
Dec-23	828,006,470	810,580,838	0	0	0	17,425,632
Nov-23	829,245,750	811,795,927	0	0	0	17,449,824
Oct-23	830,409,285	812,936,515	0	0	0	17,472,770
Sep-23	831,639,346	770,392,568	0	0	43,750,000	17,496,777
Aug-23	887,295,180	826,025,646	0	0	43,750,000	17,519,534
Jul-23	888,444,651	827,152,451	0	0	43,750,000	17,542,199
Jun-23	889,661,154	828,345,218	0	0	43,750,000	17,565,936
May-23	890,801,246	829,462,832	0	0	43,750,000	17,588,414
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100292	95,636,594.87	95,636,594.87	555,000,000.00	07/16/14	13,613,563.72	1.22350	06/30/23	08/11/24	304
9	302581009	43,750,000.00	43,750,000.00	214,000,000.00	12/14/23	1,116,440.00	0.41240	03/31/23	08/06/24	I/O
34	883100283	8,622,119.14	9,107,712.70	4,100,000.00	11/29/23	(41,824.97)	(0.13790)	06/30/23	08/06/24	244
44	302581044	4,715,490.16	4,978,090.35	3,900,000.00	10/10/23	(235,338.03)	(0.82170)	09/30/23	08/05/24	183
51	302581051	3,992,616.48	4,047,451.45	4,500,000.00	09/21/23	73,085.00	0.38740	09/30/23	08/05/24	183
Totals		156,716,820.65	157,519,849.37	781,500,000.00		14,525,925.72

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100292	MU	NY	11/30/23	13

The loan transferred to Special Servicing effective 11/30/2023 for imminent maturity default. The loan collateral is a collection of mixed-use, commercial condo units totaling 536,888 SF located on Manhattan's Upper West Side in New York, NY.

The a ss ets are situated at five (5) different addresses containing approximately 276,00 SF of retail space (55%), approximately 110,000 SF of commercial/school space (23%), and three parking garages with 417 spaces within approximately

108,00 SF (22%). Most recent inspection reports the portfolio to be in good condition. Since loan origination a number of tenants have vacated the property (Michael's, Petco, Modell's, Duane Reade, Ann Taylor and Verizon), but those spaces

	have been since been re-tenanted. Str ategy is to dual track a loan modification while monitoring the loan.
9	302581009	RT	CA	08/31/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

34	883100283	OF	DE	10/25/19	7

Sheriff's foreclosure occurred 8/5/21 and the property is now in REO. A motion to confirm the sale was filed on 9/15/21 and the deed was recorded on 12/16/21. After the execution of the FBI expansion, DSHA, First State Community Action

Agency, Tai lored Care, DSEU, EH Health and Grace Residential leases, leased occupancy has increased from 11% to 41%. Special Servicer is evaluating disposition options. Auction on 9/20/2023 resulted in no successful winning bidder. BOV

	obtained from Newmark and re-e valuating auction in Q2 2024.

44	302581044	LO	OH	07/16/20	7

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Receivership Order was entered on 7/14/2022. Lender was the successful bidder at foreclosure sale on 8/10/2023. Asset will be sold via auction, with a closing

	anticipated i n April 2024.

51	302581051	LO	WV	08/06/20	7

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Receivership Order was entered on 7/13/2022. The Receiver has taken possession of the Property. A foreclosure sale has occurred, and servicer is in process of

	determining disposition strategy. Expect a disposition in April of 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67150%	7,805,710.52	4.67150%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67150%	0.00	4.67150%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	883100288	09/15/23	54,501,788.40	203,000,000.00	0.00	0.00	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	43.32%
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
35	302581035	02/17/23	7,372,350.82	7,500,000.00	7,079,029.15	744,271.62	7,079,029.15	6,334,757.53	1,037,593.29	0.00	45,191.92	992,401.37	11.40%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	14,711.14	715,516.98	11.54%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	1,948.00	(1,948.00)	0.05%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	0.00	4,050.45	(4,050.45)	0.12%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			87,029,318.25	246,270,000.00	35,256,438.78	3,184,095.54	34,757,897.76	31,573,802.22	25,596,532.86	0.00	65,901.51	25,530,631.35

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	0.00	1,246,816.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	292,686.13	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	333,269.89	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	310,582.61	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	314,492.27	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	286,350.48	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	1,038,361.69	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00
6	883100288	09/15/23	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	302581035	12/15/23	0.00	0.00	992,401.37	0.00	0.00	(10,000.00)	0.00	0.00	992,401.37
		10/17/23	0.00	0.00	1,002,401.37	0.00	0.00	(35,191.92)	0.00	0.00
		02/17/23	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29	0.00	0.00
43	302581043	04/17/23	0.00	0.00	715,516.98	0.00	0.00	(14,711.14)	0.00	0.00	715,516.98
		04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00
55	623100134	10/17/23	0.00	0.00	(1,948.00)	0.00	(1,948.00)	0.00	0.00	0.00	0.00
		07/17/23	0.00	0.00	(18,131.85)	0.00	(18,131.85)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	07/17/23	0.00	0.00	(4,050.45)	0.00	(4,050.45)	0.00	0.00	0.00	0.00
		11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	4,876,712.49	25,530,631.35	0.00	(124,130.30)	25,536,629.80	0.00	0.00	25,536,629.80

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	20,613.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	607.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,856.15	0.00	0.00	0.00	0.00	35,860.83	0.00	0.00	0.00	0.00
44	0.00	0.00	1,017.87	0.00	0.00	8,431.59	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	861.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,957.47	0.00	0.00	8,431.59	0.00	35,860.83	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,249.89

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Supplemental Notes
None

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